Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Life insurance in force
Direct amount	$ 475.3	$ 791.9	$ 947.2
Ceded to other companies	446.4	753.7	82.7
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 28.9	$ 38.2	$ 864.5
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 26.9	$ 24.8	$ 26.4
Ceded to other companies	26.2	22.9	10.0
Assumed from other companies	0.3	2.6	5.3
Net earned premiums	$ 1.0	$ 4.5	$ 21.7
Percentage of amount assumed to net	30.00%	57.80%	24.40%
Benefits:
Direct amount	$ 37.8	$ 101.1	$ 31.4
Ceded to other companies	37.4	100.1	21.1
Assumed from other companies	0.0	2.0	6.0
Net policyholder benefits	$ 0.4	$ 3.0	$ 16.3
Percentage of amount assumed to net	0.00%	66.70%	36.80%
Life insurance
Premiums:
Direct amount	$ 3.3	$ 4.0	$ 4.1
Ceded to other companies	3.0	3.2	0.8
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.3	$ 0.8	$ 3.3
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 2.7	$ 3.2	$ 3.1
Ceded to other companies	2.7	2.8	1.8
Assumed from other companies	0.0	0.7	0.0
Net policyholder benefits	$ 0.0	$ 1.1	$ 1.3
Percentage of amount assumed to net	0.00%	63.60%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 23.6	$ 20.8	$ 22.3
Ceded to other companies	23.2	19.7	9.2
Assumed from other companies	0.3	2.6	5.3
Net earned premiums	$ 0.7	$ 3.7	$ 18.4
Percentage of amount assumed to net	42.90%	70.30%	28.80%
Benefits:
Direct amount	$ 35.1	$ 97.9	$ 28.3
Ceded to other companies	34.7	97.3	19.3
Assumed from other companies	0.0	1.3	6.0
Net policyholder benefits	$ 0.4	$ 1.9	$ 15.0
Percentage of amount assumed to net	0.00%	68.40%	40.00%